Fair Value Measurements: Schedule of Extinguishment of Debt (Tables)	6 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Extinguishment of Debt

Loss on Extinguishment:
Carrying value of pre-modification debt	$487,832

Less: Estimated fair value of debt after modification	(933,748)
Original issue discount	-
Fair value of assets given	(113,132)
Loss on debt extinguishment	$(559,048)